Inventories - Schedule of Change in the Inventory Reserves (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Change in the Inventory Reserves [Line Items]
Inventory, beginning balance		$ 2,391	$ 2,391
Inventory, ending balance				2,391
Charges to costs and expenses		$ 1,729	1,729	$ 2,391
Recoveries and write-offs			$ (4,120)